OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ASSETS, NET
Schedule of detailed information about other assets

Other Assets, net	December 31, 2022	December 31, 2021
In millions of COP
Other receivables(1)	1,158,447	777,830
Tax advance(2)	1,066,318	1,643,171
Marketable and non-marketable for sale assets	978,319	850,688
Assets pledged as collateral	752,099	472,443
Prepaid expenses	576,742	454,595
Receivables related to abandoned accounts(3)	439,994	386,451
Receivable Sales of goods and service	260,674	198,453
Taxes receivable	232,082	141,624
Accounts receivable from contracts with customers(4)	192,029	182,672
Operating leases	172,216	109,122
Balance in credit card clearing house	142,331	90,627
Commission for letters of credit	70,249	74,320
Debtors	21,646	19,483
Others	488,640	350,970
Total other assets	6,551,786	5,752,449
Allowance others	(3,920)	(791)
Total other assets, net	6,547,866	5,751,658
(1)	Other accounts receivable are mainly associated with imports factoring product, derivative receivables, debt securities and cash transactions and TIPS interest, among others.
(2)	The decrease corresponds to the refund of tax credit balances requested in income tax returns filed in 2022.
(3)	Corresponds to the application of Law 1777 of February 1, 2016, which established that the entities holding balances in savings or checking accounts that are considered abandoned will be transferred under the fund constituted and regulated by Icetex for this purpose.
(4)	See Note 25.3. Commissions.